4. Financing Receivables (Details1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivables Details
Beginning balance	$ 4,580	$ 0
Additions	355	4,580
Repayments (from Payoffs/Sales)	(1,547)	0
Earned loan fee	216	0
Ending balance	$ 3,604	$ 4,580